Label	Element	Value
Document And Entity Information Elements	ck0000890540_DocumentAndEntityInformationElementsAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2015
Registrant Name	dei_EntityRegistrantName	Advisors' Inner Circle Fund II
Central Index Key	dei_EntityCentralIndexKey	0000890540
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug. 31, 2015
Document Effective Date	dei_DocumentEffectiveDate	Aug. 31, 2015
Prospectus Date	rr_ProspectusDate	Aug. 31, 2015